Label	Element	Value
(abrdn Funds) | (abrdn Dynamic Dividend Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The abrdn Dynamic Dividend Fund (the “Dynamic Dividend Fund” or the “Fund”) seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Dynamic Dividend Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in abrdn Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 141 and 191 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 105 and 106 of the Fund’s Statement of Additional Information, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2026
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in abrdn Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Dynamic Dividend Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual limitation until its expiration, which impacts the 1-Year figures listed below). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Dynamic Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Dynamic Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income. Net assets include the amounts of any borrowings for investment purposes. Corporations that pay dividend income may also include companies that have announced a special dividend or announced that they will pay dividends within six months. The equity securities in which the Fund invests primarily common stocks, but the Fund may also invest in other equity securities, including, but not limited to, preferred stock and depositary receipts. The Fund aims to invest in securities of companies that it believes are undervalued relative to the market and to the securities’ historical valuations. The Fund may invest in companies of any market capitalization. The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the information technology sector.
The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% of its net assets are invested in emerging markets. An emerging market country is any country included in the MSCI Emerging Markets Index, or determined by the Adviser or Sub-adviser to have similar emerging market characteristics.
Under normal circumstances, the Fund seeks high current dividend income, more than 50% of which qualifies for the reduced U.S. federal income tax rates for “qualified dividend income” created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is defined in the Internal Revenue Code of 1986, as amended, as dividends received during the taxable year from domestic and qualified foreign corporations. A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.
In the event that the Adviser determines that a particular company’s dividends qualify for favorable U.S. federal tax treatment, the Adviser intends to invest in the equity securities of the company prior to the ex-dividend date (i.e. the date when shareholders no longer are eligible for dividends) and intends to hold the security for at least 61 days during a 121-day period which begins on the date that is 60 days before the ex-dividend date to enable Fund shareholders to take advantage of the reduced U.S. federal tax rates. During this period, the Fund will not hedge its risk of loss with respect to these securities.
In order to achieve its dividend, the Fund may participate in a number of dividend capture strategies. These strategies may include the Fund engaging in active and frequent trading which may result in higher turnover and associated transaction costs for the Fund. There is the potential for market loss on the shares that are held for a short period, although the Adviser seeks to use these strategies to generate additional income with limited impact on the construction of the core portfolio.
In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies, including companies that it believes are undervalued relative to the market and to the securities’ historic valuations. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and historical payment of dividends.
The Adviser considers and evaluates ESG factors as part of the investment analysis process for long-term investments. The Adviser considers the most material potential ESG risks and opportunities impacting issuers, alongside other non-ESG factors. The relevance of ESG factors to the investment process varies across issuers and strategies. For instance, ESG factors may not be considered for securities that the Adviser intends to hold solely as part of the Fund’s dividend recapture strategy. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. When ESG factors are considered, ESG information is just one investment consideration and ESG considerations generally are not solely determinative in any investment decision made by the Adviser.
The Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below can help you evaluate potential risks of the Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year.
The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World Index (Net TR), a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit abrdn.com/us/literature or call 866-667-9231.
The returns presented for the Fund for periods prior to May 7, 2018 reflect the performance of a Predecessor Fund (the “Predecessor Fund”), which was a registered investment company. The Fund adopted the performance of the Predecessor Fund as the result of a reorganization that occurred as of the close of business on May 4, 2018, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies.
Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.
abrdn Inc. and abrdn Investments Limited began advising and sub-advising, respectively, the Fund immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	abrdn.com/us/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Return: 19.11% - 2nd quarter 2020 Lowest Return: -23.77% - 1st quarter 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After–tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2024
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the Fund’s investments decreases, you may lose money.
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Dividend Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Dividend Strategy Risk – There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Foreign Currency Exposure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Qualified Dividend Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Qualified Dividend Tax Risk – Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio Turnover Risk – The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” above).

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | ESG Integration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Mid-Cap Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Small-Cap Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

(abrdn Funds) | (abrdn Dynamic Dividend Fund) | MSCI All Country World Index (Net TR) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	10.06%
10 Years	rr_AverageAnnualReturnYear10	9.23%
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,060
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,423
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,443
1 Year	rr_AverageAnnualReturnYear01	1.22%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	6.39%
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	765
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,698
Annual Return 2015	rr_AnnualReturn2015	(0.99%)
Annual Return 2016	rr_AnnualReturn2016	7.39%
Annual Return 2017	rr_AnnualReturn2017	23.35%
Annual Return 2018	rr_AnnualReturn2018	(9.58%)
Annual Return 2019	rr_AnnualReturn2019	25.40%
Annual Return 2020	rr_AnnualReturn2020	10.26%
Annual Return 2021	rr_AnnualReturn2021	16.58%
Annual Return 2022	rr_AnnualReturn2022	(13.36%)
Annual Return 2023	rr_AnnualReturn2023	13.35%
Annual Return 2024	rr_AnnualReturn2024	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return: 19.11% - 2nd quarter 2020
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return: -23.77% - 1st quarter 2020
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.77%)
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	6.34%
10 Years	rr_AverageAnnualReturnYear10	7.30%
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	4.96%
(abrdn Funds) | (abrdn Dynamic Dividend Fund) | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	4.73%

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.
[3]	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.25% for Class A shares and 1.50% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2026. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.